Cost of Revenue	12 Months Ended
Dec. 31, 2021
Cost of Revenue [Abstract]
Cost of Revenue

Note 16 — Cost of Revenue:

	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands
Wages, salaries, and benefits	1,308	1,537
Offsite contracting and travel	441	818
Depreciation and amortization	266	326
Distribution to customers	267	176
Materials usage	136	75
Share-based payment	603	4
Office maintenance	242	198
Other items	398	343
	3,661	3,477